Transactions with Related Parties - Amounts (due to)/ From Affiliates (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amounts due to affiliate companies
Due to affiliate companies	$ (265)	$ (54)
Navios Holdings
Amounts due to affiliate companies
Due to affiliate companies	$ (265)	$ (54)